OTHER ASSETS	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS	OTHER ASSETS

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Current
Work in progress (1)	$193	$200
Prepayments and other assets	1,055	956
Assets held for sale	112	115
Total current	$1,360	$1,271
Non-current
Prepayments and other assets	$373	$385
Total non-current	$373	$385
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(1)See Note 15 for additional information.